Other expenses (income)	12 Months Ended
Dec. 31, 2025
Other expenses (income)
Other Expenses (Income)

19. Other expenses (income)

	For the years ended December 31,
	2025	2024	2023
Intellectual property	$16,154	$12,565	$12,864
ARO and related expenses	5,727	(1,741)	2,988
Loss on disposal of assets & lease modifications	7,136	135,455	-
Purchase of remaining SFD® Technology and Rights (Note 8)	231,900	-	-
Total other expense	260,917	146,279	15,852